Average Annual Total Returns{- Fidelity Advisor Freedom® 2055 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-19 - Fidelity Advisor Freedom® 2055 Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class M Return Before Taxes Past 1 year	Class M Return Before Taxes Past 5 years	Class M Return Before Taxes Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class I Return Before Taxes Past 1 year	Class I Return Before Taxes Past 5 years	Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 10 years	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1682 Past 1 year	F1682 Past 5 years	F1682 Past 10 years
Total	9.01%	12.37%	10.95%	6.29%	10.48%	9.47%	6.40%	9.39%	8.57%	11.34%	12.61%	10.94%	13.81%	12.84%	10.94%	15.94%	13.98%	11.89%	16.11%		13.78%	[1]	Oct. 02, 2018	28.71%	18.47%	16.55%	16.18%	13.97%	12.60%

[1]	(a)Since inception October 2, 2018.